Note 11 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	$ 1,205	$ 2,951	$ 1,915
Property, plant and equipment	(1,205)	(2,951)	(1,915)
Property, plant and equipment	2,951	2,486	1,205
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(2,172)	(2,548)	(2,418)
Foreign exchange	25	37	191
Additions	(214)		(430)
Disposals	8	346	486
Change in accounting policy (Note 2.16)	(195)
Property, plant and equipment	(2,367)
Property, plant and equipment	2,172	2,548	2,418
Foreign exchange	(25)	(37)	(191)
Charge for the year	214		430
Disposals	(8)	(346)	(486)
Change in accounting policy (Note 2.16)	195
Property, plant and equipment	2,367
Charge for the period		898
Property, plant and equipment	(2,548)	(3,063)	(2,172)
Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	3,377	5,499	4,333
Foreign exchange	(51)	(113)	(319)
Additions	400	1,163	348
Disposals	(8)	(1,000)	(985)
Change in accounting policy (Note 2.16)	1,781
Property, plant and equipment	5,158
Property, plant and equipment	(3,377)	(5,499)	(4,333)
Foreign exchange	51	113	319
Charge for the year	(400)	(1,163)	(348)
Disposals	8	1,000	985
Change in accounting policy (Note 2.16)	(1,781)
Property, plant and equipment	(5,158)
Property, plant and equipment	5,499	5,549	3,377
Computer equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment	163	141	220
Property, plant and equipment	(163)	(141)	(220)
Property, plant and equipment	141	103	163
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(380)	(404)	(422)
Foreign exchange	3	7	34
Additions	(27)		(89)
Disposals		79	97
Change in accounting policy (Note 2.16)
Property, plant and equipment	(380)
Property, plant and equipment	380	404	422
Foreign exchange	(3)	(7)	(34)
Charge for the year	27		89
Disposals		(79)	(97)
Change in accounting policy (Note 2.16)
Property, plant and equipment	380
Charge for the period		55
Property, plant and equipment	(404)	(373)	(380)
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	543	545	642
Foreign exchange	(5)	(11)	(46)
Additions	7	36	73
Disposals		(94)	(126)
Change in accounting policy (Note 2.16)
Property, plant and equipment	543
Property, plant and equipment	(543)	(545)	(642)
Foreign exchange	5	11	46
Charge for the year	(7)	(36)	(73)
Disposals		94	126
Change in accounting policy (Note 2.16)
Property, plant and equipment	(543)
Property, plant and equipment	545	476	543
Motor vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment	550	344	824
Property, plant and equipment	(550)	(344)	(824)
Property, plant and equipment	344	527	550
Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(1,079)	(937)	(1,173)
Foreign exchange	12	15	93
Additions	(1)		(222)
Disposals	8	257	223
Change in accounting policy (Note 2.16)	123
Property, plant and equipment	(956)
Property, plant and equipment	1,079	937	1,173
Foreign exchange	(12)	(15)	(93)
Charge for the year	1		222
Disposals	(8)	(257)	(223)
Change in accounting policy (Note 2.16)	(123)
Property, plant and equipment	956
Charge for the period		171
Property, plant and equipment	(937)	(836)	(1,079)
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,629	1,282	1,997
Foreign exchange	(13)	(26)	(148)
Additions	45	359	55
Disposals	(8)	(252)	(275)
Change in accounting policy (Note 2.16)	(371)
Property, plant and equipment	1,258
Property, plant and equipment	(1,629)	(1,282)	(1,997)
Foreign exchange	13	26	148
Charge for the year	(45)	(359)	(55)
Disposals	8	252	275
Change in accounting policy (Note 2.16)	371
Property, plant and equipment	(1,258)
Property, plant and equipment	1,282	1,363	1,629
Plant and Equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	383	585	759
Property, plant and equipment	(383)	(585)	(759)
Property, plant and equipment	585	485	383
Plant and Equipment [Member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(645)	(655)	(761)
Foreign exchange	7	11	59
Additions	(17)		(106)
Disposals		4	165
Change in accounting policy (Note 2.16)
Property, plant and equipment	(645)
Property, plant and equipment	645	655	761
Foreign exchange	(7)	(11)	(59)
Charge for the year	17		106
Disposals		(4)	(165)
Change in accounting policy (Note 2.16)
Property, plant and equipment	645
Charge for the period		107
Property, plant and equipment	(655)	(747)	(645)
Plant and Equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,029	1,240	1,520
Foreign exchange	(11)	(26)	(112)
Additions	222	189	205
Disposals		(171)	(584)
Change in accounting policy (Note 2.16)
Property, plant and equipment	1,029
Property, plant and equipment	(1,029)	(1,240)	(1,520)
Foreign exchange	11	26	112
Charge for the year	(222)	(189)	(205)
Disposals		171	584
Change in accounting policy (Note 2.16)
Property, plant and equipment	(1,029)
Property, plant and equipment	1,240	1,232	1,029
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property, plant and equipment	108	116	112
Property, plant and equipment	(108)	(116)	(112)
Property, plant and equipment	116	109	108
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment	(68)	(74)	(62)
Foreign exchange		1	5
Additions	(6)		(12)
Disposals
Change in accounting policy (Note 2.16)
Property, plant and equipment	(68)
Property, plant and equipment	68	74	62
Foreign exchange		(1)	(5)
Charge for the year	6		12
Disposals
Change in accounting policy (Note 2.16)
Property, plant and equipment	68
Charge for the period		13
Property, plant and equipment	(74)	(86)	(68)
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment	176	190	174
Foreign exchange	(2)	(4)	(13)
Additions	16	9	15
Disposals
Change in accounting policy (Note 2.16)
Property, plant and equipment	176
Property, plant and equipment	(176)	(190)	(174)
Foreign exchange	2	4	13
Charge for the year	(16)	(9)	(15)
Disposals
Change in accounting policy (Note 2.16)
Property, plant and equipment	(176)
Property, plant and equipment	190	195	176
Leasehold improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment		1,764
Property, plant and equipment		(1,764)
Property, plant and equipment	1,764	1,262
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property, plant and equipment		(478)
Foreign exchange	3	3
Additions	(163)
Disposals		16
Change in accounting policy (Note 2.16)	(318)
Property, plant and equipment	(318)
Property, plant and equipment		478
Foreign exchange	(3)	(3)
Charge for the year	163
Disposals		(16)
Change in accounting policy (Note 2.16)	318
Property, plant and equipment	318
Charge for the period		552
Property, plant and equipment	(478)	(1,021)
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property, plant and equipment		2,242
Foreign exchange	(20)	(46)
Additions	110	570
Disposals		(483)
Change in accounting policy (Note 2.16)	2,152
Property, plant and equipment	2,152
Property, plant and equipment		(2,242)
Foreign exchange	20	46
Charge for the year	(110)	(570)
Disposals		483
Change in accounting policy (Note 2.16)	(2,152)
Property, plant and equipment	(2,152)
Property, plant and equipment	$ 2,242	$ 2,283